Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable is Net of Allowance for Expected Credit Losses

Accounts receivable is net of allowance for expected credit losses.

	As of
	September 30, 2025	December 31, 2024
Accounts receivable	$21,551,378	$15,796,423
Less: allowance for expected credit losses	-	-
Accounts receivable, net	$21,551,378	$15,796,423

Accounts receivable is net of allowance for expected credit losses.

	As of
	December 31, 2024	December 31, 2023
Accounts receivable	$15,796,423	$17,351,398
Less: allowance for expected credit losses	-	(867,865)
Accounts receivable, net	$15,796,423	$16,483,533

Schedule of Changes in the Allowance for Expected Credit Losses

Changes in the allowance for expected credit losses are as follows:

	For the Nine Months Ended September 30, 2025	For the Year Ended December 31, 2024
Beginning balance	$-	$867,865
Reversal of provision charged to expense	-	(856,311)
Effect of foreign exchange change	-	(11,554)
Ending balance	$-	$-

Changes in the allowance for expected credit losses are as follows:

	As of
	December 31, 2024	December 31, 2023
Beginning balance	$867,865	$762,325
Additional provision charged to expense	-	127,646
Reversal of provision charged to expense	(856,311)	-
Effect of foreign exchange change	(11,554)	(22,106)
Ending balance	$-	$867,865